Liability under insurance contracts and reinsurance contracts - Summary of current estimates of future cash flows (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Life insurance
Life insurance:
Operating expense rate	0.00%	0.00%
Risk adjustment confidence level for non-financial risks	75.00%	75.00%
Non life insurance [Member]
Life insurance:
Risk adjustment confidence level for non-financial risks	75.00%	75.00%
Bottom of range [member]
Life insurance:
Discount rate	4.00%	5.05%
Bottom of range [member] | Life insurance
Life insurance:
Cancellation rate	0.00%	0.00%
Loss rate	17.00%	9.00%
Discount rate	3.75%	4.38%
Bottom of range [member] | Non life insurance [Member]
Life insurance:
Cancellation rate	0.54%	5.10%
Loss rate	24.47%	48.80%
Discount rate	4.55%	4.71%
Bottom of range [member] | Damage investigation cost | Non life insurance [Member]
Life insurance:
Operating expense rate	11.65%	8.38%
Bottom of range [member] | Variable Cost [Member] | Contract conclusion cost | Non life insurance [Member]
Life insurance:
Operating expense rate	11.73%	4.99%
Bottom of range [member] | Variable Cost [Member] | Contract maintenance cost | Non life insurance [Member]
Life insurance:
Operating expense rate	31.73%	4.70%
Bottom of range [member] | Fixed Cost [Member] | Contract conclusion cost | Non life insurance [Member]
Non-life insurance:
Operating expense rate	₩ 44,653	₩ 921
Bottom of range [member] | Fixed Cost [Member] | Contract maintenance cost | Non life insurance [Member]
Non-life insurance:
Operating expense rate	₩ 2,220	₩ 0
Bottom of range [member] | Long-term contracts [member] | Non life insurance [Member]
Life insurance:
Cancellation rate	1.60%	10.50%
Loss rate	40.99%	44.10%
Top of range [member]
Life insurance:
Discount rate	5.20%	5.93%
Top of range [member] | Life insurance
Life insurance:
Cancellation rate	73.78%	78.00%
Loss rate	756.00%	771.00%
Discount rate	4.80%	5.17%
Top of range [member] | Non life insurance [Member]
Life insurance:
Cancellation rate	38.56%	38.90%
Loss rate	112.27%	100.00%
Discount rate	4.80%	4.95%
Top of range [member] | Damage investigation cost | Non life insurance [Member]
Life insurance:
Operating expense rate	14.30%	26.90%
Top of range [member] | Variable Cost [Member] | Contract conclusion cost | Non life insurance [Member]
Life insurance:
Operating expense rate	2170.24%	13.16%
Top of range [member] | Variable Cost [Member] | Contract maintenance cost | Non life insurance [Member]
Life insurance:
Operating expense rate	36.37%	21.19%
Top of range [member] | Fixed Cost [Member] | Contract conclusion cost | Non life insurance [Member]
Non-life insurance:
Operating expense rate	₩ 68,795	₩ 3,769
Top of range [member] | Fixed Cost [Member] | Contract maintenance cost | Non life insurance [Member]
Non-life insurance:
Operating expense rate	₩ 2,538	₩ 2,004
Top of range [member] | Long-term contracts [member] | Non life insurance [Member]
Life insurance:
Cancellation rate	25.25%	25.50%
Loss rate	187.70%	171.50%
Transition Point [Member] | Life insurance
Life insurance:
Operating expense rate	0.00%
Risk adjustment confidence level for non-financial risks	75.00%
Transition Point [Member] | Non life insurance [Member]
Life insurance:
Risk adjustment confidence level for non-financial risks	75.00%
Transition Point [Member] | Bottom of range [member] | Life insurance
Life insurance:
Cancellation rate	0.00%
Loss rate	11.00%
Discount rate	1.55%
Transition Point [Member] | Bottom of range [member] | Non life insurance [Member]
Life insurance:
Cancellation rate	0.10%
Loss rate	13.60%
Discount rate	1.546%
Transition Point [Member] | Bottom of range [member] | Damage investigation cost | Non life insurance [Member]
Life insurance:
Operating expense rate	20.70%
Transition Point [Member] | Bottom of range [member] | Variable Cost [Member] | Contract conclusion cost | Non life insurance [Member]
Life insurance:
Operating expense rate	6.02%
Transition Point [Member] | Bottom of range [member] | Variable Cost [Member] | Contract maintenance cost | Non life insurance [Member]
Life insurance:
Operating expense rate	2.40%
Transition Point [Member] | Bottom of range [member] | Fixed Cost [Member] | Contract conclusion cost | Non life insurance [Member]
Non-life insurance:
Operating expense rate	₩ 902
Transition Point [Member] | Bottom of range [member] | Fixed Cost [Member] | Contract maintenance cost | Non life insurance [Member]
Non-life insurance:
Operating expense rate	₩ 0
Transition Point [Member] | Bottom of range [member] | Long-term contracts [member] | Non life insurance [Member]
Life insurance:
Cancellation rate	7.00%
Loss rate	33.60%
Transition Point [Member] | Top of range [member] | Life insurance
Life insurance:
Cancellation rate	78.00%
Loss rate	833.00%
Discount rate	4.95%
Transition Point [Member] | Top of range [member] | Non life insurance [Member]
Life insurance:
Cancellation rate	39.60%
Loss rate	158.30%
Discount rate	4.95%
Transition Point [Member] | Top of range [member] | Damage investigation cost | Non life insurance [Member]
Life insurance:
Operating expense rate	30.70%
Transition Point [Member] | Top of range [member] | Variable Cost [Member] | Contract conclusion cost | Non life insurance [Member]
Life insurance:
Operating expense rate	10.96%
Transition Point [Member] | Top of range [member] | Variable Cost [Member] | Contract maintenance cost | Non life insurance [Member]
Life insurance:
Operating expense rate	22.56%
Transition Point [Member] | Top of range [member] | Fixed Cost [Member] | Contract conclusion cost | Non life insurance [Member]
Non-life insurance:
Operating expense rate	₩ 1,896
Transition Point [Member] | Top of range [member] | Fixed Cost [Member] | Contract maintenance cost | Non life insurance [Member]
Non-life insurance:
Operating expense rate	₩ 1,655
Transition Point [Member] | Top of range [member] | Long-term contracts [member] | Non life insurance [Member]
Life insurance:
Cancellation rate	26.00%
Loss rate	137.70%